Summary of Significant Accounting Policies (Details) - Schedule of Disaggregated Information of Revenues by Geographic Locations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Disaggregated Information of Revenues by Geographic Locations [Line Items]
Total revenues	$ 227,131	$ 184,971
Fujian [Member]
Schedule of Disaggregated Information of Revenues by Geographic Locations [Line Items]
Total revenues	160,940	115,246
Beijing [Member]
Schedule of Disaggregated Information of Revenues by Geographic Locations [Line Items]
Total revenues	13,690	14,189
Zhejiang [Member]
Schedule of Disaggregated Information of Revenues by Geographic Locations [Line Items]
Total revenues	8,807	7,646
Guangdong [Member]
Schedule of Disaggregated Information of Revenues by Geographic Locations [Line Items]
Total revenues	6,743	6,724
Shandong [Member]
Schedule of Disaggregated Information of Revenues by Geographic Locations [Line Items]
Total revenues	6,010	7,410
Others [Member]
Schedule of Disaggregated Information of Revenues by Geographic Locations [Line Items]
Total revenues	$ 30,941	$ 33,756